Note 10 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of components of other operating expense [text block]
	2017	2016	2015
Impairment provision - 2016 royalty rebate (note 17)	181	-	-
Other	14	55	-
Total	195	55	-